Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)					5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Oct. 05, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0			$ 0	$ 0	$ 0
Accrued interest and penalties on unrecognized tax benefits	0	0			0	0	0
Income tax expense benefit					0	0
Cash insured with federal deposit insurance corporation	250,000	250,000			250,000	$ 250,000	250,000
Offering costs expensed					$ 999,374
Change in Redemption Value of Shares Subject to Redemption value	$ 0	$ 0		$ 0
US Treasury Securities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Held to maturity securities, maturity period					185 days	185 days
Common Class A [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs					$ 20,292,642	$ 20,292,642	$ 20,292,642
Temporary equity shares outstanding	40,000,000	40,000,000			40,000,000	40,000,000	40,000,000
Weighted Average Number Diluted Shares Outstanding Adjustment	0	0			0
Common Class A [Member] | Warrant [Member]
Accounting Policies [Line Items]
Exercisable to purchase aggregate shares						30,500,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding	40,000,000	40,000,000			40,000,000	40,000,000	40,000,000
IPO [Member] | Common Class A [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs			$ 21,292,016		$ 20,292,642	$ 20,292,642
Exercisable to purchase aggregate shares					30,500,000
Offering costs						$ 21,292,016
Offering costs expensed			999,374
Offering Costs Incurred			$ 21,292,016		$ 21,292,016